Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	1,364,706
Average exercise price		$ 99.73